UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07680)

Minnesota Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30

Date of reporting period: 05/31/14

Item 1. Schedule of Investments

Schedule of Investments	May 31, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 146.6%
Economic Development Revenue — 3.6%
Minneapolis Development, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17, Series 2006-1A	$580,000	$612,527
4.88%, 12/1/18, Series 2006-1A	610,000	640,201
5.13%, 6/1/22, Series 2007-2A	500,000	529,260
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, Series 2010, 5.65%, 6/1/27	500,000	552,960

		2,334,948

Education Revenue — 23.4%
Anoka County, Charter School Lease, Series 2012-A, 5.00%, 6/1/43	290,000	285,633
Baytown Township, St. Croix Preparatory Academy Project, Series 2008-A, 7.00%, 8/1/38	900,000	942,597
Duluth Housing & Redevelopment Authority, Public Schools Academy, Series 2010-A, 5.60%, 11/1/30	1,000,000	1,034,770
Higher Education Facilities, Augsburg College, Series 2006-6J1, 5.00%, 5/1/28	1,500,000	1,515,390
Higher Education Facilities, Bethel University, Series 2007-6R
5.50%, 5/1/27	1,000,000	1,030,070
5.50%, 5/1/37	200,000	204,474
Higher Education Facilities, College of Art & Design, Series 2006-6K, 5.00%, 5/1/26	1,000,000	1,010,920
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 2009-7A	1,000,000	1,068,870
5.25%, 4/1/39, Series 2009-6X	700,000	764,134
Minneapolis, University Gateway Project, Series 2006, 4.50%, 12/1/31	2,000,000	2,030,340
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	1,365,000	1,370,474
St. Paul Housing & Redevelopment Authority, Conservatory for Performing Artists Project, Series 2013-A, 4.63%, 3/1/43	250,000	235,402
St. Paul Housing & Redevelopment Authority, German Immersion School Project, Series 2013-A, 5.00%, 7/1/44	1,255,000	1,157,963
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series 2011-A, 6.38%, 9/1/31	650,000	696,605
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project, Series 2007, 5.00%, 10/1/24	500,000	532,605
University of Minnesota, Series 2011-A, 5.25%, 12/1/29	1,000,000	1,187,690

		15,067,937

General Obligations — 14.0%
Burnsville Independent School District No. 191, Alternative Facilities, Series 2008-A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,787,808
Jordan Independent School District No. 717, Series 2014-A (MSDCEP), 5.00%, 2/1/35	495,000	561,568
Mankato Independent School District No. 77, School Building Bonds, Series 2014-A (MSDCEP), 4.00%, 2/1/30	400,000	430,560
Minnesota State, Highway & Various Purpose, Series 2007, 5.00%, 8/1/25	3,000,000	3,359,100
South Washington County Independent School District No. 833, Alternative Facilities, Series 2014-A (MSDCEP), 3.50%, 2/1/27	600,000	625,296
St. Louis County Independent School District No. 2142, Series 2014-A (MSDCEP), 3.50%, 2/1/23	200,000	214,738
St. Paul Housing & Redevelopment Authority Charter School Lease, Hmong Education Reform, Series 2012-A, 5.25%, 9/1/32	500,000	500,290
Wayzata Independent School District No. 284, Series 2014-A (MSDCEP), 3.50%, 2/1/31	1,500,000	1,523,550

		9,002,910

Healthcare Revenue — 40.8%
Center City Health Care Facilities, Hazelden Foundation Project, Series 2011, 5.00%, 11/1/41	300,000	317,322
City of Cold Spring, Health Care Facilities, Assumption Home, Series 2013, 5.20%, 3/1/43	500,000	500,450
City of Sauk Rapids, Good Shepherd Lutheran Home, Series 2013, 5.13%, 1/1/39	215,000	207,847
Cuyuna Range Hospital District, Health Facilities, 5.00%, 6/1/29	1,000,000	1,017,550
Maple Grove Health Care Facilities, North Memorial Health Care, Series 2005, 5.00%, 9/1/35	2,000,000	2,020,180
Maple Grove Health Care Systems, Maple Grove Hospital, Series 2007, 5.25%, 5/1/25	1,000,000	1,043,710
Minneapolis Health Care Facilities, Walker Campus Project, Series 2012, 4.75%, 11/15/28	900,000	904,338
Minneapolis Health Care Systems, Fairview Health Services, Series 2008-A, 6.63%, 11/15/28	1,800,000	2,145,546
Minnesota Agricultural & Economic Development Board, Essentia Health, Series 2008-E (AGC), 5.00%, 2/15/37	3,750,000	3,921,262
Minnesota Agricultural & Economic Development Board, Health Care System, Series 1997-A (NATL), 5.75%, 11/15/26	35,000	35,056

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series 2003-C, 6.20%, 12/1/22 ¥	$1,000,000	$1,001,280
Northern Itasca Hospital District, Health Facilities,
4.50%, 12/1/25, Series 2013-C	240,000	247,584
4.75%, 12/1/27, Series 2013-C	190,000	197,674
4.40%, 12/1/33, Series 2013-A	460,000	458,758
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series 2006-B, 5.70%, 8/1/36	500,000	502,280
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Series 2004, 5.25%, 9/1/34	1,000,000	1,002,900
St. Cloud Health Care, CentraCare Health System, Series 2010-A, 5.13%, 5/1/30	500,000	558,660
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series 2009, 5.75%, 7/1/39	1,500,000	1,629,015
St. Paul Housing & Redevelopment Authority, Allina Health System, Series 2009-A-1, 5.25%, 11/15/29	1,175,000	1,331,451
St. Paul Housing & Redevelopment Authority, Episcopal Homes Project, Series 2013, 5.13%, 5/1/48	500,000	479,565
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, Series 2006, 5.25%, 5/15/36	1,430,000	1,478,877
St. Paul Housing & Redevelopment Authority, HealthEast Project, Series 2005, 6.00%, 11/15/30	1,150,000	1,181,913
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, Series 2006, 5.63%, 10/1/33 ¥	872,997	883,805
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series 2007-A, 5.25%, 10/1/42	650,000	640,991
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25, Series 2007-A	100,000	102,292
5.88%, 5/1/30, Series 2005-A	500,000	510,500
6.00%, 5/1/30, Series 2005-B	900,000	919,989
West St. Paul Health Care Facilities, Walker Thompson Hill Project, Series 2011-A, 7.00%, 9/1/46	1,000,000	1,048,410

		26,289,205

Housing Revenue — 16.3%
Coon Rapids Multifamily Housing, Margaret Place Apartments, Series 1997-A, 6.25%, 5/1/18 ¥	235,000	236,048
Coon Rapids Multifamily Housing, Tralee Terrace Apartments, Series 2010 (FHLMC), 4.50%, 6/1/26	1,700,000	1,814,342
Cottage Grove Senior Housing, Cottage Grove Project, Series 2006-A, 5.00%, 12/1/31 ¥	445,000	445,610
Minneapolis Multifamily Housing, Vantage Flats Project, Series 2007 (AMT) (GNMA), 5.20%, 10/20/48	965,000	974,872
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series 2006-A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	160,953	166,219
Minnesota Housing Finance Agency, Homeownership Finance, Series 2011-D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	145,000	156,588
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, Series 2011, 5.00%, 8/1/31	1,230,000	1,347,674
Minnesota Housing Finance Agency, Rental Housing, Series 2011, 5.05%, 8/1/31	355,000	380,667
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series 2007-D	2,200,000	2,239,512
5.65%, 7/1/33, Series 2008-B	435,000	455,010
Moorhead Economic Development Authority, Housing Development Eventide Project, Series 2006-A, 5.15%, 6/1/29	700,000	700,112
Moorhead Senior Housing, Sheyenne Crossing Project, Series 2006, 5.65%, 4/1/41 ¥	800,000	806,568
Wayzata Senior Housing, Folkestone Senior Living Community, Series 2012-A, 6.00%, 5/1/47	220,000	239,131
Worthington Housing Authority, Meadows Worthington Project, Series 2007-A, 5.25%, 11/1/28 ¥	520,000	522,163

		10,484,516

Industry Development Revenue — 2.7%
St. Paul Port Authority, Solid Waste Disposal, Series 2012-7 (AMT), 4.50%, 10/1/37	1,950,000	1,776,431

Leasing Revenue — 8.7%
City of Forest Lake Charter School Lease, Lakes International Language Academy Project, Series 2014-A, 5.75%, 8/1/44	375,000	396,566
City of Ramsey Lease, Pact Charter School Project, Series 2013-A, 5.50%, 12/1/33	270,000	283,176
Duluth Capital Appreciation Independent School District No. 709, Series 2012-A, Certificate of Participation, Zero Coupon Bond (MSDCEP), 3.73%, 2/1/28 ¹	1,000,000	585,210
Minneapolis, Chartered School Lease, Yinghua Academy Project, Series 2013-A, 6.00%, 7/1/43	1,000,000	1,032,440
Pine County Housing & Redevelopment Authority, Series 2005-A, 5.00%, 2/1/31 (Pre-refunded 2/1/16 @ 100) ¯	1,000,000	1,076,770
St. Paul Housing & Redevelopment Authority Lease, High Ground Academy Project, Series 2013-A, 5.00%, 12/1/33	500,000	505,870
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, Series 2008, 5.00%, 12/1/32	400,000	420,812
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 2007-1, 5.00%, 8/1/36	1,000,000	1,004,420
State of Minnesota General Fund, Series 2012-B, 3.00%, 3/1/30	300,000	290,082

		5,595,346

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
Miscellaneous Revenue — 2.4%
Minneapolis, National Marrow Donor Program, Series 2010, 4.25%, 8/1/20	$1,000,000	$1,042,330
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series 2010-A, 5.00%, 8/1/30	460,000	514,239

		1,556,569

Recreation Authority Revenue — 0.5%
Moorhead Golf Course, Series 1998-B, 5.88%, 12/1/21 ¥	360,000	360,274

Tax Revenue — 7.0%
City of Minneapolis Development, Limited Tax Supported Common Bond Fund, Series 2013-1, 4.50%, 6/1/33	1,400,000	1,467,662
Minneapolis Tax Increment, Grant Park Project, Series 2006, 5.35%, 2/1/30	1,000,000	1,000,200
Minneapolis Tax Increment, St. Anthony Falls Project, Series 2005, 5.65%, 2/1/27 ¥	450,000	450,140
St. Paul Housing & Redevelopment Authority, Tax Increment, Upper Landing Project, Series 2012, 5.00%, 9/1/26	450,000	464,854
Virgin Islands Public Finance Authority, Series 2009-B, 5.00%, 10/1/25	1,050,000	1,133,569

		4,516,425

Transportation Revenue — 0.3%
St. Paul Metropolitan Airports Commission, Series 2010-D (AMT), 4.00%, 1/1/23	200,000	210,738

Utility Revenue — 26.9%
Buffalo Capital Appreciation Water & Sewer, Series 2009-B, Zero Coupon Bond (MSCP), ¹
1.52%, 10/1/21	1,800,000	1,496,214
1.68%, 10/1/22	1,800,000	1,413,540
1.79%, 10/1/23	1,800,000	1,334,970
Northern Municipal Power Agency, Minnesota Electric System, Series 2008-A (AGC),
5.00%, 1/1/20	750,000	833,805
5.00%, 1/1/21	1,000,000	1,122,110
Southern Minnesota Municipal Power Agency, Series 1994-A, Zero Coupon Bond (NATL), ¹
1.75%, 1/1/19	8,600,000	7,939,520
2.86%, 1/1/23	1,100,000	861,993
2.99%, 1/1/24	3,070,000	2,309,837

		17,311,989

Total Municipal Long-Term Investments (Cost: $87,201,550)		94,507,288

Total Investments ▲ — 146.6% (Cost: $87,201,550)		94,507,288

Preferred Shares at Liquidation Value — (48.2)%		(31,100,000)

Other Assets and Liabilities, Net — 1.6%		1,041,888

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$64,449,176

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of May 31, 2014, the fund held no internally fair valued securities.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2014, the fair value of these investments was $4,705,888 or 7.3% of total net assets applicable to outstanding common shares.

¹	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2014.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

▲	On May 31, 2014, the cost of investments for federal income tax purposes was approximately $87,201,550. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,634,323
Gross unrealized depreciation	(328,585)

Net unrealized appreciation	$7,305,738

AGC - Assured Guaranty Corporation

AMT -	Alternative Minimum Tax. As of May 31, 2014, the aggregate fair value of securities subject to the AMT was $7,604,770, which represents 11.8% of total net assets applicable to common shares.

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MSCP - Minnesota State Credit Program

MSDCEP - Minnesota School District Credit Enhancement Program

NATL - National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

The valuations levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2014, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$94,507,288	$—	$94,507,288

Total Investments	$—	$94,507,288	$—	$94,507,288

During the period ended May 31, 2014, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2014 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.
By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 30, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2014